UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 60.9%
AUSTRALIA - 2.7%
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020	$2,150,804
AUD	7,109	Brisbane Square Finance Pty Ltd., Zero Coupon, 11/25/2025(a)(b)(c)(d)	5,826,597
USD	8,000	Commonwealth Bank of Australia, 4.50%, 12/09/2025(e)	8,226,752
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	6,237,347
AUD	3,800	RWH Finance Pty Ltd., 6.20%, 03/26/2017(a)(b)(f)(g)	2,877,540
AUD	2,000	Telstra Corp. Ltd., 8.75%, 01/15/2020	1,765,542
USD	5,965	Transurban Finance Co. Pty Ltd., 3.38%, 12/22/2026(e)(g)	5,660,570
USD	4,499	Virgin Australia Holdings Ltd., 7.88%, 10/15/2021(e)	4,510,248

			37,255,400

CHINA - 11.9%
USD	3,950	Agile Group Holdings Ltd., 9.00%, 05/21/2018(e)(g)	4,265,633
USD	3,500	Agile Group Holdings Ltd., 8.38%, 03/02/2017(e)(g)	3,648,736
USD	6,000	China Aoyuan Property Group Ltd., 11.25%, 03/02/2017(e)(g)	6,371,460
CNH	11,250	China Development Bank Corp., 3.60%, 11/13/2018	1,609,438
USD	3,300	China Hongqiao Group Ltd., 6.88%, 05/03/2018(e)	3,394,281
USD	3,500	China Hongqiao Group Ltd., 7.63%, 06/26/2017(e)	3,542,399
USD	7,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/2023(e)	7,595,854
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(e)	5,197,076
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023(e)	7,915,635
USD	15,160	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	15,583,373
USD	5,400	CNPC General Capital Ltd., 2.75%, 05/14/2019(e)	5,443,079
USD	8,350	CNPC General Capital Ltd., 3.40%, 04/16/2023(e)	8,346,409
USD	1,810	Country Garden Holdings Co. Ltd., 7.25%, 10/04/2017(e)(g)	1,902,931
USD	4,348	CRCC Yuxiang Ltd., 3.50%, 05/16/2023(e)	4,358,305
USD	10,700	Franshion Investment Ltd., 4.70%, 10/26/2017(e)	10,835,890
USD	5,876	Future Land Development Holdings Ltd., 10.25%, 07/21/2017(e)(g)	6,327,835
USD	3,674	Kunlun Energy Co. Ltd., 3.75%, 05/13/2025(e)	3,647,915
USD	3,800	Logan Property Holdings Co. Ltd., 11.25%, 06/04/2017(e)(g)	4,094,793
USD	18,800	Proven Honour Capital Ltd., 4.13%, 05/19/2025(e)	18,778,192
USD	14,434	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(e)	14,830,675
USD	5,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023(e)	5,106,816
USD	4,109	Sinopec Capital 2013 Ltd., REG S, 3.13%, 04/24/2023(e)	4,035,367
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(e)	1,652,070
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023(e)	4,635,884
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(e)	6,148,272
USD	3,000	Times Property Holdings Ltd., 11.45%, 03/05/2020	3,358,569

			162,626,887

GERMANY - 3.5%
AUD	7,500	KfW, 3.75%, 07/18/2018(h)	5,822,876
AUD	5,000	KfW, 6.00%, 08/20/2020(h)	4,233,784
AUD	10,600	KfW, 6.25%, 02/23/2018(h)	8,393,725
AUD	10,500	KfW, 6.25%, 12/04/2019(h)	8,818,769
AUD	15,000	KfW, 6.25%, 05/19/2021(h)	12,997,994
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(f)(h)	8,351,268

			48,618,416

HONG KONG - 6.8%
USD	4,103	Champion Ltd., 3.75%, 01/17/2023(e)	4,091,105
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023(e)	5,356,172
USD	8,800	Green Dragon Gas Ltd., 10.00%, 03/02/2017(b)(e)(g)	7,128,000
USD	17,000	HLP Finance Ltd., 4.75%, 06/25/2022(e)	17,819,196
USD	12,000	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(e)	11,269,560

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
HONG KONG (continued)
USD	1,600	Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/2022	$1,726,723
USD	5,608	HPHT Finance 15 Ltd., 2.88%, 03/17/2020(e)	5,604,130
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(e)	20,147,040
USD	2,880	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(e)	3,899,445
USD	3,973	Hutchison Whampoa International 09 Ltd., 7.63%, 04/09/2019(e)	4,437,626
USD	1,250	Shimao Property Holdings Ltd., 6.63%, 02/06/2017(e)(g)	1,289,750
USD	5,600	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(e)(g)	6,270,281
USD	3,547	Studio City Co. Ltd., 7.25%, 11/30/2018(e)(g)	3,747,228

			92,786,256

INDIA - 10.3%
USD	4,060	Adani Transmission Ltd., 4.00%, 08/03/2026(e)	3,857,248
INR	300,000	Axis Bank Ltd., 8.85%, 12/05/2024	4,812,350
USD	13,340	Bharat Petroleum Corp. Ltd., 4.00%, 05/08/2025(e)	13,246,393
USD	6,487	GCX Ltd., 7.00%, 03/03/2017(e)(g)	6,474,221
USD	12,000	HDFC Bank Ltd., 3.00%, 03/06/2018(e)	12,092,880
INR	50,000	HDFC Bank Ltd., 7.95%, 09/21/2026	752,821
INR	250,000	Housing Development Finance Corp. Ltd., 8.75%, 01/13/2020(g)	3,787,663
USD	10,700	ICICI Bank Ltd., 4.00%, 03/18/2026(e)	10,511,894
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	4,028,668
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,472,803
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	3,979,169
USD	3,400	NTPC Ltd., 4.75%, 10/03/2022(e)	3,609,661
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025	3,132,039
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023(d)	1,579,007
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,636,053
USD	3,400	ONGC Videsh Ltd., 4.63%, 07/15/2024(e)	3,514,376
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,933,462
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	6,396,716
USD	7,280	Power Grid Corp. of India Ltd., 3.88%, 01/17/2023(e)	7,428,177
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	3,224,249
INR	300,000	Power Grid Corp. of India Ltd., 9.30%, 09/04/2024	4,957,816
USD	6,600	Reliance Industries Ltd., 4.13%, 01/28/2025(e)	6,652,636
INR	100,000	Reliance Jio Infocomm Ltd., 8.95%, 10/04/2020	1,548,147
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	3,104,815
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,483,604
INR	270,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	4,339,767
USD	6,050	Samvardhana Motherson Automotive Systems Group BV, 4.88%, 06/16/2019(e)(g)	6,163,438
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,568,391
USD	10,575	UPL Corp. Ltd., 3.25%, 10/13/2021(e)	10,337,348

			140,625,812

INDONESIA - 2.3%
IDR	24,000,000	Bank OCBC Nisp Tbk PT, 9.40%, 02/10/2017	1,797,691
USD	1,200	Jababeka International BV, 6.50%, 10/05/2020(e)(g)	1,191,420
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,289,684
USD	3,490	MPM Global Pte Ltd., 6.75%, 09/19/2017(e)(g)	3,597,241
USD	6,034	Pertamina Persero PT, 6.00%, 05/03/2042(e)	5,952,408
USD	9	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(e)	8,268
USD	4,000	Pratama Agung Pte Ltd., 6.25%, 02/24/2018(e)(g)	4,140,000
USD	4,000	Star Energy Geothermal Wayang Windu Ltd., 6.13%, 03/28/2017(d)(e)(g)	4,116,000
USD	4,000	TBG Global Pte Ltd., 4.63%, 03/02/2017(e)(g)	4,042,000
USD	4,164	TBG Global Pte Ltd., 5.25%, 02/10/2019(e)(g)	4,243,707

			31,378,419

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
MALAYSIA - 1.9%
MYR	5,000	Cagamas Bhd, 4.20%, 10/22/2018	$1,133,230
USD	6,000	Malayan Banking Bhd, 3.91%, 10/29/2021(a)(e)(g)	5,978,628
USD	3,360	Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/2025(e)	3,261,552
USD	4,150	Malaysia Sukuk Global Bhd, 3.18%, 04/27/2026(e)(h)	4,059,945
USD	50	Petronas Capital Ltd., 5.25%, 08/12/2019(e)	53,612
USD	2,400	Petronas Global Sukuk Ltd., 2.71%, 03/18/2020(e)	2,421,938
MYR	5,000	Putrajaya Holdings Sdn Bhd, 5.10%, 04/22/2019	1,152,941
USD	7,000	Wakala Global Sukuk Bhd, 4.65%, 07/06/2021(e)	7,567,350

			25,629,196

NORWAY - 0.6%
AUD	9,788	Kommunalbanken AS, 6.50%, 04/12/2021	8,483,109

			8,483,109

PHILIPPINES - 4.1%
USD	3,700	Energy Development Corp., 6.50%, 01/20/2021(e)	4,153,250
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025(e)	7,350,546
USD	3,446	International Container Terminal Services, Inc., 7.38%, 03/17/2020(e)	3,866,619
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023(e)	13,079,077
USD	3,072	PLDT, Inc., 8.35%, 03/06/2017	3,079,680
USD	8,534	Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/2024(e)(h)	10,856,571
USD	7,000	Royal Capital BV, 4.88%, 05/05/2024(a)(e)(g)(i)	6,733,937
USD	6,500	SM Investments Corp., 4.25%, 10/17/2019(e)	6,662,019

			55,781,699

REPUBLIC OF SOUTH KOREA - 4.1%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026(e)	10,684,764
USD	7,218	Doosan Heavy Industries & Construction Co. Ltd., 2.13%, 04/27/2020(e)	7,043,205
USD	10,552	Hyundai Capital Services, Inc., 2.63%, 09/29/2020(e)	10,464,598
USD	1,400	Korea Gas Corp., 2.88%, 07/29/2018(e)	1,418,422
USD	2,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/2018(e)	2,031,554
USD	6,658	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022	6,688,840
USD	2,305	Korea Hydro & Nuclear Power Co. Ltd., 3.25%, 06/15/2025(e)	2,295,856
USD	13,652	Korea National Oil Corp., 2.63%, 04/14/2026(e)	12,904,088
USD	3,000	KT Corp., 2.50%, 07/18/2026(e)	2,783,296

			56,314,623

SINGAPORE - 2.6%
SGD	2,750	CapitaMalls Asia Treasury Ltd., 3.95%, 08/24/2017(e)	1,971,629
USD	5,400	Global Logistic Properties Ltd., 3.88%, 06/04/2025(e)	5,003,597
USD	12,000	Global Logistic Properties Ltd., 3.88%, 06/04/2025(e)	11,119,104
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018(a)(e)(f)(g)	8,964,739
USD	9,000	United Overseas Bank Ltd., 3.50%, 09/16/2021(a)(e)(f)(g)	8,935,821

			35,994,890

SUPRANATIONAL - 5.5%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	11,744,131
AUD	16,800	Asian Development Bank, 6.25%, 03/05/2020	14,208,774
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	12,860,822
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	9,384,245
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	8,182,191
AUD	6,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	5,710,260
AUD	15,600	International Finance Corp., 5.75%, 07/28/2020	13,129,619

			75,220,042

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
THAILAND - 2.6%
USD	2,400	Bangkok Bank PCL, 4.80%, 10/18/2020(e)	$2,565,024
USD	4,800	Bangkok Bank PCL, 9.03%, 03/15/2029(e)	6,684,225
USD	17,170	Krung Thai Bank PCL, 5.20%, 12/26/2019(a)(e)(f)(g)	17,824,040
USD	4,500	Siam Commercial Bank Ltd., 3.38%, 09/19/2017(e)	4,534,155
USD	4,002	Siam Commercial Bank PCL, 3.50%, 04/07/2019(e)	4,105,488

			35,712,932

UNITED KINGDOM - 2.0%
USD	12,962	HSBC Holdings PLC, 6.38%, 03/30/2025(a)(f)(g)(i)	12,978,202
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023(e)	6,984,526
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026(e)	4,978,475
USD	2,871	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(e)	2,865,063

			27,806,266

Total Corporate Bonds - 60.9% (cost $864,259,462)			834,233,947

GOVERNMENT BONDS - 76.1%
AUSTRALIA - 37.1%
AUD	34,700	Australia Government Bond, 3.25%, 04/21/2025(e)	27,595,654
AUD	30,300	Australia Government Bond, 3.25%, 04/21/2029(e)	23,762,899
AUD	91,900	Australia Government Bond, 3.75%, 04/21/2037(e)	72,548,773
AUD	29,800	Australia Government Bond, 4.50%, 04/21/2033(e)	26,368,479
AUD	10,000	Australia Government Bond, 5.50%, 01/21/2018(e)	7,858,407
AUD	7,000	Australia Government Bond, 5.50%, 04/21/2023(e)	6,271,606
AUD	35,300	Australia Government Bond, 5.75%, 07/15/2022(e)	31,610,214
AUD	71,200	Australia Government Bond, 6.00%, 02/15/2017(e)	54,080,281
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026(e)	6,179,053
AUD	46,000	New South Wales Treasury Corp., 6.00%, 02/01/2018	36,320,556
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	13,336,726
AUD	47,850	Queensland Treasury Corp., 6.00%, 02/21/2018(e)	37,839,119
AUD	31,190	Queensland Treasury Corp., 6.00%, 06/14/2021(e)(h)	27,327,338
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(h)	39,277,356
AUD	24,330	Queensland Treasury Corp., 6.25%, 02/21/2020(e)	20,663,704
AUD	14,250	Treasury Corp. of Victoria, 6.00%, 06/15/2020	12,156,807
AUD	35,350	Treasury Corp. of Victoria, 6.00%, 10/17/2022	31,838,364
AUD	25,000	Western Australian Treasury Corp., 3.75%, 10/23/2018(e)	19,523,194
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	13,543,246

			508,101,776

CHINA - 3.5%
CNH	13,000	China Development Bank, 3.35%, 03/20/2017	1,897,021
CNY	15,000	China Government Bond, 2.85%, 01/28/2026	2,098,164
CNY	20,000	China Government Bond, 3.14%, 09/08/2020	2,933,929
CNY	40,000	China Government Bond, 3.28%, 08/05/2020(j)	5,896,266
CNY	10,000	China Government Bond, 3.36%, 05/24/2022(j)	1,475,660
CNY	10,000	China Government Bond, 3.41%, 06/24/2020(j)	1,480,083
CNY	3,000	China Government Bond, 3.46%, 07/11/2020(j)	444,632
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(j)	298,286
CNY	68,000	China Government Bond, 3.64%, 04/09/2025(j)	10,108,282
CNY	60,000	China Government Bond, 4.08%, 08/22/2023(j)	9,154,091
CNY	30,000	China Government Bond, 4.10%, 09/27/2032(j)	4,647,287
CNY	20,000	China Government Bond, 4.13%, 09/18/2024(j)	3,066,938
CNY	20,000	China Government Bond, 4.15%, 04/28/2031(j)	3,116,737

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
CHINA (continued)
CNH	10,000	Export Import Bank of China, 3.35%, 06/18/2017	$1,451,924

			48,069,300

INDIA - 9.1%
INR	150,000	Export-Import Bank of India, 7.62%, 09/01/2026	2,280,391
INR	750,000	India Government Bond, 7.68%, 12/15/2023	11,718,992
INR	1,000,000	India Government Bond, 7.72%, 05/25/2025	15,645,958
INR	1,026,780	India Government Bond, 8.08%, 08/02/2022	16,102,792
INR	1,425,000	India Government Bond, 8.12%, 12/10/2020	22,190,471
INR	1,000,000	India Government Bond, 8.17%, 12/01/2044	16,412,410
INR	1,232,130	India Government Bond, 8.27%, 06/09/2020	19,205,210
INR	916,000	India Government Bond, 8.33%, 06/07/2036	15,141,779
INR	360,440	India Government Bond, 8.40%, 07/28/2024	5,822,690
INR	9,230	India Government Bond, 9.20%, 09/30/2030	161,184

			124,681,877

INDONESIA - 13.1%
USD	1,644	Indonesia Government International Bond, 3.70%, 01/08/2022(e)	1,666,492
USD	7,680	Indonesia Government International Bond, 4.35%, 01/08/2027(e)	7,797,512
USD	5,091	Indonesia Government International Bond, 5.25%, 01/08/2047(e)	5,213,199
IDR	200,000,000	Indonesia Treasury Bond, 7.00%, 05/15/2022	14,838,180
IDR	20,000,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	8,573,675
IDR	47,000,000	Indonesia Treasury Bond, 8.25%, 06/15/2032	3,522,439
IDR	97,000,000	Indonesia Treasury Bond, 8.25%, 05/15/2036	29,889,038
IDR	14,000,000	Indonesia Treasury Bond, 8.38%, 03/15/2024	8,857,892
IDR	88,224,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	30,491,568
IDR	20,400,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	9,174,836
IDR	40,600,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	26,822,011
IDR	100,000,000	Indonesia Treasury Bond, 8.75%, 02/15/2044	7,781,472
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,426,287
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,749,547
USD	2,050	Perusahaan Penerbit SBSN Indonesia II, 4.00%, 11/21/2018(e)	2,124,210
USD	10,981	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024(e)	11,117,164
USD	7,809	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026(e)	8,004,225

			180,049,747

MALAYSIA - 2.8%
MYR	48,600	Malaysia Government Bond, 3.90%, 11/30/2026	10,743,239
MYR	15,000	Malaysia Government Bond, 4.23%, 06/30/2031	3,277,074
MYR	46,845	Malaysia Government Bond, 4.25%, 05/31/2035	10,049,863
MYR	60,655	Malaysia Government Bond, 4.74%, 03/15/2046	13,534,849

			37,605,025

MONGOLIA - 0.1%
USD	2,000	Mongolia Government International Bond, 5.13%, 12/05/2022(e)	1,733,752

PHILIPPINES - 1.5%
PHP	347,040	Philippine Government Bond, 5.75%, 11/24/2021	7,460,806
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	12,034
PHP	251,000	Philippine Government International Bond, 3.63%, 03/21/2033	4,470,508
PHP	50,000	Philippine Government International Bond, 6.25%, 01/14/2036	1,090,124
USD	4,747	Philippine Government International Bond, 9.50%, 02/02/2030	7,485,976

			20,519,448

REPUBLIC OF SOUTH KOREA - 5.4%
KRW	32,000,000	Korea Treasury Bond, 2.25%, 12/10/2025	27,757,556
KRW	36,000,000	Korea Treasury Bond, 3.00%, 09/10/2024	32,937,971

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

Principal Amount (000)		Description		Value (US$)
GOVERNMENT BONDS (continued)
REPUBLIC OF SOUTH KOREA (continued)
KRW	5,300,000	Korea Treasury Bond, 3.38%, 09/10/2023		$4,932,516
KRW	7,000,000	Korea Treasury Bond, 3.50%, 03/10/2024		6,587,036
KRW	1,500,000	Korea Treasury Bond, 3.75%, 12/10/2033		1,565,393

				73,780,472

SINGAPORE - 1.6%
SGD	11,800	Singapore Government Bond, 2.13%, 06/01/2026		8,243,213
SGD	2,500	Singapore Government Bond, 2.88%, 09/01/2030		1,828,325
SGD	15,250	Singapore Government Bond, 3.00%, 09/01/2024		11,431,954

				21,503,492

SRI LANKA - 1.5%
LKR	471,000	Sri Lanka Government Bond, 8.00%, 11/15/2018		2,954,331
LKR	230,000	Sri Lanka Government Bond, 8.50%, 04/01/2018		1,486,424
LKR	388,000	Sri Lanka Government Bond, 8.50%, 07/15/2018		2,483,827
LKR	293,000	Sri Lanka Government Bond, 8.75%, 05/15/2017		1,939,973
LKR	80,000	Sri Lanka Government Bond, 11.20%, 07/01/2022		504,027
LKR	1,020,000	Sri Lanka Government Bond, 11.40%, 01/01/2024		6,440,178
USD	5,254	Sri Lanka Government International Bond, 6.13%, 06/03/2025(e)		5,038,460

				20,847,220

THAILAND - 0.4%
THB	203,400	Thailand Government Bond, 3.65%, 06/20/2031		6,056,098

Total Government Bonds - 76.1% (cost $1,106,619,878)				1,042,948,207

SHORT-TERM INVESTMENT - 2.5%
UNITED STATES - 2.5%

			Shares
State Street Institutional U.S. Government Money Market Fund(k)			34,073,847	34,073,847

				34,073,847

Total Short-Term Investment - 2.5% (cost $34,073,847)				34,073,847

Total Investments - 139.5% (cost $2,004,953,187)				1,911,256,001

		Long Term Debt Securities		(525,000,000)
		Mandatory Redeemable Preferred Stock at Liquidation Value		(50,000,000)
		Other Assets in Excess of Liabilities - 2.5%		34,119,366

Net Assets - 100.0%				$1,370,375,367

AUD	-	Australian Dollar
CNH	-	Chinese Yuan Renminbi Offshore
CNY	-	Chinese Yuan Renminbi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
LKR	-	Sri Lanka Rupee
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	U.S. Dollar

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.

(b)	Illiquid security.

(c)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.

(d)	Sinkable security.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2017

(e)	Denotes a restricted security.

(f)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(g)	The maturity date presented for these instruments represents the next call/put date.

(h)	This security is government guaranteed.

(i)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(j)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.

(k)	Registered investment company advised by State Street Global Advisors.

At January 31, 2017, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	547	03/31/2017	$(69,619)
United States Treasury Note 6%-5 year	UBS	79	03/31/2017	(13,767)
United States Treasury Note 6%-30 year	UBS	342	03/22/2017	(381,978)
United States Treasury Note 6%-10 year	UBS	(1,343)	03/22/2017	747,005

				$281,641

At January 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
02/17/2017	Citibank	CNH	41,635,492	USD	5,900,000	$6,090,641	$190,641
03/06/2017	Royal Bank of Canada	CNH	4,107,600	USD	600,000	599,226	(774)
03/06/2017	Standard Chartered Bank	CNH	63,288,364	USD	9,200,000	9,232,653	32,653
Indonesian Rupiah/United States Dollar
03/31/2017	Standard Chartered Bank	IDR	142,978,500,000	USD	10,500,000	10,651,159	151,159
Philippine Peso/United States Dollar
02/16/2017	Goldman Sachs	PHP	834,809,300	USD	16,900,000	16,768,739	(131,261)
Singapore Dollar/United States Dollar
03/10/2017	Goldman Sachs	SGD	52,661,571	USD	36,900,000	37,382,369	482,369
South Korean Won/United States Dollar
03/24/2017	Credit Suisse	KRW	6,440,500,000	USD	5,500,000	5,546,000	46,000
03/24/2017	Goldman Sachs	KRW	11,271,970,416	USD	9,499,999	9,706,442	206,443
03/24/2017	Standard Chartered Bank	KRW	11,333,700,000	USD	9,800,000	9,759,599	(40,401)
Thai Baht/United States Dollar
03/17/2017	Goldman Sachs	THB	1,175,977,000	USD	33,000,000	33,386,474	386,474

						$139,123,302	$1,323,303

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
03/10/2017	Citibank	USD	84,000,000	AUD	116,102,281	$87,975,069	$(3,975,069)
United States Dollar/Chinese Renminbi
03/06/2017	Citibank	USD	30,400,000	CNY	208,261,280	30,214,788	185,212

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2017

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
02/17/2017	Standard Chartered Bank	USD	5,400,000	CNH	37,255,999	$5,449,988	$(49,988)
United States Dollar/Philippine Peso
02/16/2017	Goldman Sachs	USD	18,900,000	PHP	933,603,300	18,753,205	146,795
United States Dollar/Singapore Dollar
03/10/2017	Goldman Sachs	USD	7,800,000	SGD	11,113,050	7,888,715	(88,715)
United States Dollar/South Korean Won
03/24/2017	BNP Paribas	USD	32,400,000	KRW	37,854,540,000	32,597,044	(197,044)
United States Dollar/Thai Baht
03/17/2017	Goldman Sachs	USD	31,600,000	THB	1,125,750,000	31,960,509	(360,509)

						$214,839,318	$(4,339,318)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2017, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation
Over-the-counter swap agreements:
USD	66,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	$176,176
Centrally cleared swap agreements:
USD	59,000,000	10/28/2026	Citibank	Receive	3-month LIBOR Index	1.57%	3,801,352

							$3,977,528

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2017

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective to maintain a $1.00 per share net asset value (“NAV”), which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2017

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	$—	$834,233,947	$—	$834,233,947
Government Bonds	—	1,042,948,207	—	1,042,948,207

Total Fixed Income Investments	—	1,877,182,154	—	1,877,182,154

Short-Term Investment	34,073,847	—	—	34,073,847

Total Investments	$34,073,847	$1,877,182,154	$—	$1,911,256,001

Other Financial Instruments
Futures Contracts	$747,005	$—	$—	$747,005
Forward Foreign Currency Exchange Contracts	—	1,827,746	—	1,827,746
Interest Rate Swap Agreements	—	3,977,528	—	3,977,528

Total Other Financial Instruments	$747,005	$5,805,274	$—	6,552,279

Total Assets	$34,820,852	$1,882,987,428	$—	1,917,808,280

Liabilities
Other Financial Instruments
Futures Contracts	$(465,364)	$—	$—	$(465,364)
Forward Foreign Currency Exchange Contracts	—	(4,843,761)	—	(4,843,761)

Total Liabilities	$(465,364)	$(4,843,761)	$—	$(5,309,125)

Amounts listed as “—” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2017, there were no transfers between Levels 1, 2 or 3. For the period ended January 31, 2017, there were no significant changes to the fair valuation methodologies.

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2017

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$1,904,454,427	$37,030,250	$(30,228,676)	$6,801,574

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls	and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2017

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2017